Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions
Summary of interest expense by Related Party

The following table provides the recorded interest expense by Related Party (in thousands):

	Three months ended March 31,
	2020	2019
Aristeia	$1,871	$1,307
Highbridge	2,901	2,047
Mudrick	7,372	5,228
Whitebox	4,873	3,403
Wolverine	907	633
Total related party interest expense	$17,924	$12,618

Summary of debt balances by Related Party

The following table provides debt balances by Related Party (in thousands):

	March 31,	December 31,
	2020	2019
Aristeia	$55,340	$50,905
Highbridge	87,516	80,930
Mudrick	224,474	208,078
Whitebox	144,111	132,559
Wolverine	26,833	24,683
Total related party debt	$538,274	$497,155